Organization (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Principal Subsidiaries Variable Interest Entities and Subsidiaries of Variable Interest Entities

As of December 31, 2022, the Company’s principal subsidiaries, variable interest entities, and subsidiaries of the variable interest entities, are as follows:

Name	Date of establishment/ acquisition	Place of establishment	Percentage of equity interest attributable to the Company	Principal activities
Stack Midco Limited	November 27, 2018	Cayman	100%	Investment holding
Suzhou Stack Data Technology Co., Ltd. (“Suzhou Stack”)*	December 10, 2018	PRC	100%	Provision of technical and consulting services
Hebei Stack Data Technology Investment Co., Ltd. (“Hebei Stack”)*	July 10, 2019	PRC	100%	Provision of technical and consulting services
Chindata (Hebei) Co., Ltd.	April 26, 2019	PRC	100%	Provision of technical and consulting services
Datong Qinhuai Data Co., Ltd.	April 26, 2019	PRC	100%	Provision of technical and consulting services
Huailai Sidake Data Co., Ltd.	June 12, 2019	PRC	100%	Provision of technical and consulting services
Bridge Data Centres Malaysia Sdn. Bhd.	November 1, 2017	Malaysia	100%	Provision of IDC colocation rental services
Bridge Datacentres (Mumbai) LLP	October 18, 2017	India	100%	Provision of IDC colocation rental services
Variable interest entities:
Sitan (Beijing) Data Science and Technology Co., Ltd. (“Beijing Sitan”)	December 19, 2018	PRC	Nil	Provision of IDC colocation services
Hebei Qinshu Information Science and Technology Co., Ltd. (“Hebei Qinshu”)	July 10, 2019	PRC	Nil	Provision of IDC colocation services
Variable interest entities’ subsidiaries:
Chindata (Beijing) Co., Ltd.	April 26, 2019	PRC	Nil	Provision of IDC colocation services
Sidake Hebei Data Science and Technology Co., Ltd.	April 26, 2019	PRC	Nil	Provision of IDC colocation services
Datong Sitan Data Science and Technology Co., Ltd.	April 26, 2019	PRC	Nil	Provision of IDC colocation services
Chindata (Shenzhen) Co., Ltd.	April 26, 2019	PRC	Nil	Provision of IDC colocation services
Huailai Qinyuan Information Science and Technology Co., Ltd.	July 12, 2019	PRC	Nil	Provision of IDC colocation services
Datong Qinling Information Science and Technology Co., Ltd.	July 26, 2019	PRC	Nil	Provision of IDC colocation services

* each or collectively referred to as the “WFOE”.

Schedule of Assets Liabilities and Result of Operations and Cash Flow of VIEs

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs included in the Company’s consolidated balance sheets, consolidated statements of comprehensive (loss) income and consolidated statements of cash flows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Current assets
Cash and cash equivalents	577,753	447,526	64,885
Short-term investments	129,946	100,368	14,552
Accounts receivable, net	588,518	1,687,100	244,607
Amounts due from subsidiaries of the Group	621,276	1,163,722	168,724
Value added taxes recoverable	4,273	12,081	1,752
Prepayments and other current assets	5,931	4,721	684
Total current assets	1,927,697	3,415,518	495,204
Non-current assets
Property and equipment, net	57,832	60,832	8,820
Operating lease right-of-use assets	221,708	190,266	27,586
Finance lease right-of-use assets	866	—	—
Intangible assets	17,797	15,342	2,224
Amounts due from subsidiaries of the Group	300,000	300,000	43,496
Deferred tax assets	—	2,024	293
Value added taxes recoverable	—	718	104
Other non-current assets	10,114	8,745	1,268
Total non-current assets	608,317	577,927	83,791
Total assets	2,536,014	3,993,445	578,995
Current liabilities
Accounts payable	40,260	34,153	4,952
Income taxes payable	4,184	2,720	394
Amounts due to subsidiaries of the Group	2,111,460	3,545,509	514,050
Current portion of operating lease liabilities	35,990	31,811	4,612
Accrued expenses and other current liabilities	34,044	77,803	11,280
Total current liabilities	2,225,938	3,691,996	535,288
Non-current liabilities
Operating lease liabilities	188,104	161,230	23,376
Deferred tax liabilities	499	—	—
Other non-current liabilities	8,127	7,731	1,121
Total non-current liabilities	196,730	168,961	24,497
Total liabilities	2,422,668	3,860,957	559,785

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Revenue	1,706,086	2,656,005	4,261,474	617,856
Net (loss) income	(52,771)	2,942	11,288	1,637
Net cash generated from operating activities	184,998	460,676	90,809	13,166
Net cash used in investing activities	(12,115)	(133,441)	(221,036)	(32,047)
Net cash used in financing activities	—	(1,071)	—	—